Consolidated Statements Of Cash Flow (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Shares repurchased under the share repurchase program, value	$ 43,579,000	[1]	$ 91,533,000	[1]	$ 133,757,000	[1]
Stock Repurchase Authorization
Shares repurchased under the share repurchase program, value	$ 38,500,000		$ 87,600,000		$ 131,000,000

[1]
2014 includes $38.5 million repurchased under the share repurchase program launched in 2014. 2013 and 2012 include $87.6 million, and $131.0 million, respectively, repurchased under the share repurchase program which was active from October 2011 to January 2014.